SCHEDULE OF BANK AND OTHER BORROWINGS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($)		Jun. 30, 2025 JPY (¥)	Jun. 30, 2026 JPY (¥)		Jul. 31, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Borrowings, maturity		maturity dates ranging from February 5, 2027 to February 20, 2028		matures on January 21, 2026
Interest rate				0.125%
Total		$ 2,126		¥ 882,841	¥ 345,761
Non-current portion		(1,602)		(766,691)	(260,477)
Current portion		$ 524		116,150	85,284
Resona bank [member]
IfrsStatementLineItems [Line Items]
Total							¥ 162,000
Resona bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[1],[2],[3]	JPY
Borrowings, maturity	[1],[2],[3]	July 31, 2054
Total	[1],[2],[3]	$ 900		¥ 648,753	¥ 146,305
Resona bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[2],[3]	0.40%		0.48%	0.40%
Resona bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[2],[3]	1.79%		1.45%	1.79%
Osaka shinkin bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[1],[4],[5]	JPY
Borrowings, maturity	[1],[4],[5]	August 20, 2033
Total	[1],[4],[5]	$ 717		¥ 119,983	¥ 116,733
Osaka shinkin bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[4],[5]	1.00%		1.00%	1.00%
Osaka shinkin bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[4],[5]	2.45%		2.20%	2.45%
Japan finance corporation [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency		JPY
Borrowings, maturity		May 10, 2033
Total		$ 383		¥ 81,480	¥ 62,280
Japan finance corporation [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		0.40%	[1],[4]	0.21%	0.40%	[1],[4]
Japan finance corporation [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		1.36%	[1],[4]	1.36%	1.36%	[1],[4]
Sumitomo mitsui banking corporation [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[6]	JPY
Borrowings, maturity	[6]	October 01, 2029
Total	[6]	$ 108		¥ 22,959	¥ 17,571
Sumitomo mitsui banking corporation [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[6]	1.63%		1.07%	1.63%
Sumitomo mitsui banking corporation [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[6]	2.13%		1.88%	2.13%
Osaka shoko shinkin bank [member] | Term loan [member]
IfrsStatementLineItems [Line Items]
Borrowings, original currency	[1],[6]	JPY
Borrowings, maturity	[1],[6]	December 25, 2026
Total	[1],[6]	$ 18		¥ 9,666	¥ 2,872
Osaka shoko shinkin bank [member] | Term loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[6]	1.00%		1.00%	1.00%
Osaka shoko shinkin bank [member] | Term loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	[1],[6]	1.65%		1.40%	1.65%

[1]	The banking facilities were secured by personal guarantee of Mr. Otsuki.
[2]	The banking facilities, amounting to JPY252,272 thousand and JPY78,794 thousand, as of June 30, 2025 and 2026, respectively, were guaranteed by Credit Guarantee Corporation of Osaka.
[3]	Two borrowings with an aggregate principal amount of JPY628,300 thousand were early repaid during the year.
[4]	One borrowing with principal amount of JPY10,000 thousand was fully repaid at its maturity dates, another borrowing with principal amount of JPY10,000 thousand was early repaid during the year.
[5]	The banking facilities, amounting to JPY119,983 thousand and JPY 95,015 thousand, as of June 30, 2025 and 2026, respectively, were guaranteed by Credit Guarantee Corporation of Osaka, which is a public institution that support small and medium enterprises by serving as guarantors.
[6]	The banking facilities were guaranteed by Credit Guarantee Corporation of Osaka.